Financial liabilities - Disclosure of the main data and assumptions, Kreos BSA (Details) € in Thousands	May 24, 2023 EUR (€) yr € / shares shares	Dec. 31, 2022 EUR (€) € / shares yr shares	Dec. 31, 2021 EUR (€) € / shares yr shares	Jul. 24, 2018 shares
Kreos A BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants (in shares) | shares	110,957	110,957	110,957	110,957
Fair value of other equity instruments | €	€ 1,261	€ 275	€ 2,478
Kreos A BSA | Exercise price per share (in euro per share) | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	7.21	7.21	7.21
Kreos A BSA | Ordinary share price (in euro per share) | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	18.57	6.18	28.55
Kreos A BSA | Residual maturity | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities | yr	0	5.6	6.6
Kreos A BSA | Volatility | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.4401	0.4665
Kreos A BSA | Dividend | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0	0
Kreos A BSA | Risk-free rate | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.0298	0.0013
Kreos B BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants (in shares) | shares	74,766	74,766	74,766	74,766
Fair value of other equity instruments | €	€ 589	€ 149	€ 1,525
Kreos B BSA | Exercise price per share (in euro per share) | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	10.70	10.70	10.70
Kreos B BSA | Ordinary share price (in euro per share) | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	18.57	6.18	28.55
Kreos B BSA | Residual maturity | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities | yr	0	6.4	7.4
Kreos B BSA | Volatility | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.4401	0.4665
Kreos B BSA | Dividend | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0	0
Kreos B BSA | Risk-free rate | Option pricing model
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.0296	0.0013